Statements of Net Assets Available for Benefits - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Interest in Master Trust	$ 10,453,772	$ 9,034,881
Corporate stock held outside Master Trust	1,512,735	1,648,509
Investments, at fair value, total	11,966,507	10,683,390
Investments, at contract value:
Interest in Master Trust	881,345	918,927
Receivables:
Employer contributions	73,443	74,000
Notes receivable from participants	157,103	132,844
Total Receivables	230,546	206,844
Total assets	13,078,398	11,809,161
Liabilities:
Administrative fees payable	342	404
Net assets available for benefits	$ 13,078,056	$ 11,808,757